Assumptions used to calculate Compensation Actually Paid	12 Months Ended
Dec. 31, 2024 $ / shares
Year-end 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price	$ 17.88
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	45.00%
Year-end 2023 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 11.03
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years 1 month 17 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.85%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value per Share	$ 3.11
Year-end 2023 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 24.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	4 years 11 months 4 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value per Share	$ 9.89
2024 Vesting [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	45.00%
2024 Vesting [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price	$ 18.81
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 11.03
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.05%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value per Share	$ 3.44
2024 Vesting [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price	29.66
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 24.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	3 years 4 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.64%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value per Share	$ 19.34
Year-end 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price	$ 28.59
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	45.00%
Year-end 2024 [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 11.03
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	2 years 1 month 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.25%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value per Share	$ 13.41
Year-end 2024 [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Exercise Price	$ 18.44
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	3 years 11 months 4 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.32%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Fair Value per Share	$ 19.23